Subsequent Events (Details Narrative)														3 Months Ended		12 Months Ended
	May 13, 2018 USD ($) shares	May 12, 2018 USD ($) Investors	Apr. 17, 2018 USD ($)	Apr. 13, 2018 USD ($) $ / shares shares	Apr. 10, 2018 Investors	Mar. 21, 2018 USD ($) $ / shares shares	Mar. 20, 2018 USD ($)	Mar. 05, 2018 USD ($) $ / shares shares	Jan. 09, 2018 USD ($) $ / shares shares	Dec. 18, 2017 USD ($) $ / shares shares	Oct. 17, 2017 $ / shares shares	Oct. 10, 2017 Investors	Mar. 24, 2017 Investors $ / shares	Mar. 31, 2018 shares	Mar. 31, 2017 shares	Oct. 17, 2018 USD ($) shares	Dec. 31, 2017 shares	Dec. 31, 2016 shares	Jun. 05, 2015 USD ($)
Conversion of debt, shares issued | shares														150,000			75,000
Conversion of debt, fair value of shares issued							$ 4,200
Debt instrument, principal amount																			$ 36,100
Tangiers Global, LLC [Member]
Percentage multiplied by principal and accrued interest												150.00%
Conversion rate												65.00%	65.00%
Number of trading days for conversion | Investors												15	15
Conversion of debt, shares issued | shares						295,631		269,716	899,685	516,648	329,670					329,670
Conversion of debt, fair value of shares issued						$ 25,000		$ 25,000	$ 100,000	$ 45,000						$ 30,000
Conversion of debt, price per share | $ / shares						$ 0.08		$ 0.09	$ 0.11	$ 0.09	$ 0.09		$ 0.30
Original issue discount percentage												10.00%
Subsequent Event [Member] | Tangiers Global, LLC [Member]
Percentage multiplied by principal and accrued interest		150.00%			150.00%
Conversion rate		65.00%			65.00%
Number of trading days for conversion | Investors		15			15
Conversion of debt, shares issued | shares	1,155,000			769,231
Conversion of debt, fair value of shares issued				$ 50,000
Conversion of debt, price per share | $ / shares				$ 0.07
Proceeds from notes payable			$ 12,000
Original issue discount percentage			10.00%
Outstanding balance	$ 374,220
Guaranteed interest	$ 27,720
Debt maturity date	Oct. 13, 2018
Debt instrument, principal amount		$ 50